Income Taxes and Duties - Summary of Expected Benefit for DUC (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of income taxes [abstract]
Expected expense (benefit):		$ 98,990,391	$ 236,421,472	$ 147,520,595
Increase (decrease) resulting from:
Expected benefit contract		(2,578,264)	(4,987,552)	(5,333,064)
Non-cumulative profit		(627,269,522)	(778,566,830)	(1,252,957,737)
Non-deductible expenses		530,857,395	547,132,910	1,110,770,206
Production value		360,388,580	526,040,742	507,997,938
Deductible duties		(26,159,947)	(51,920,424)	(44,270,598)
DUC tax credit		(73,507,538)	0	(73,280,000)
Deferred DUC (benefit) expense		6,863,068	(6,703,627)	5,673,403
Deductions cap		(53,508,239)	(75,996,608)	(89,293,461)
DUC-Profit-sharing duty expense	$ 12,650,746	$ 214,075,924	$ 391,420,083	$ 306,827,282